Filed Pursuant to Rule 497(e)
                                                      Registration No. 333-00767


                               AMERINDO FUNDS INC.
                            Amerindo Technology Fund
                           Amerindo Internet B2B Fund
                      Amerindo Health & Biotechnology Fund

Supplement dated February 15, 2002 to the Class A and Class C Shares Prospectus and Class D Shares Prospectus, both dated February 28, 2001.

(1) On page 9 of each Prospectus, the paragraph titled "Illiquid Securities" is hereby revised to read as follows:

            Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to certain restrictions on their transfer) and other securities that are not readily marketable, such as repurchase agreements maturing in more than one week. Generally, the Funds cannot sell restricted securities publicly without the expense and time required to register the securities under the Securities Act of 1933 or sell the securities under Rule 144 or other rules under the Securities Act of 1933 which permit only limited sales under specified conditions. In addition, contractual or practical limitations may inhibit a Fund's ability to sell, distribute or liquidate its investments in such securities. Sales may also be limited by financial market conditions, which may be unfavorable for sales of securities of particular issuers or issuers in particular markets. The above limitations on liquidity of a Fund's portfolio investments could prevent a successful sale and result in the delay of any sale or reduction in the amount of proceeds that might otherwise be realized.

(2)         The following section is added to page 9 of each Prospectus:

            Private Equity Investments.

            The restricted securities in which the Funds may invest include private equity investments in venture capital companies ("Private Equity Investments"). Although Private Equity Investments offer the opportunity for significant capital gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources, more extensive development, manufacturing, distribution or other attributes, over which the Funds will have no control.

                                                   Filed Pursuant to Rule 497(e)
                                                      Registration No. 333-00767


                               AMERINDO FUNDS INC.
                            Amerindo Technology Fund
                           Amerindo Internet B2B Fund
                      Amerindo Health & Biotechnology Fund

Supplement dated February 15, 2002 to the Statement of Additional Information dated February 28, 2001.

            The following language is added to page 6

            10. Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities subject to certain restrictions on their transfer) and other securities that are not readily marketable, such as repurchase agreements maturing in more than one week. Generally, the Funds cannot sell restricted securities publicly without the expense and time required to register the securities under the Securities Act of 1933 or sell the securities under Rule 144 or other rules under the Securities Act of 1933 which permit only limited sales under specified conditions. In addition, contractual or practical limitations may inhibit a Fund's ability to sell, distribute or liquidate its investments in such securities. Sales may also be limited by financial market conditions, which may be unfavorable for sales of securities of particular issuers or issuers in particular markets. The above limitations on liquidity of a Fund's portfolio investments could prevent a successful sale and result in the delay of any sale or reduction in the amount of proceeds that might otherwise be realized. See "Private Equity Investments - Illiquidity of Private Equity Investments" below.

            11.         Private Equity Investments.

                        Risk of Private Equity Investments

            Although private equity investments offer the opportunity for significant capital gains, such investments involve a high degree of business and financial risk that can result in substantial losses. Among these are the risks associated with investment in companies in an early stage of development or with little or no operating history, companies operating at a loss or with substantial variation in operating results from period to period, companies with the need for substantial additional capital to support expansion or to maintain a competitive position, or companies with significant financial leverage. Such companies may also face intense competition from others including those with greater financial resources, more extensive development, manufacturing, distribution or other attributes, over which the Funds will have no control.

                        Illiquidity of Private Equity Investments

            Private equity investments may typically take several years from the date of initial investment to reach a state of maturity at which disposition can be considered. The Funds' private equity investments will consist primarily of securities that are subject to restrictions on sale by the Funds because they were acquired from the issuer in "private placement" transactions. Generally, the Funds cannot sell these securities publicly without the expense and time required to register the securities under the Securities Act of 1933 (the "1933 Act") or sell the securities under Rule 144 or other rules under the 1933 Act which permit only limited sales under specified conditions. When restricted securities are sold to the public, a Fund may be deemed an "underwriter" or possibly a controlling person under the 1933 Act and be subject to liability as such under the 1933 Act.

            In addition, contractual or practical limitations may inhibit a Fund's ability to sell, distribute or liquidate its private equity investments because the issuers are privately held, because the Fund owns a relatively large percentage of the issuer's outstanding securities, or because joint venture associates, other investors, financial institutions, or management are relying on the Fund's continued investment. Sales may also be limited by financial market conditions, which may be unfavorable for sales of securities of particular issuers or issuers in particular markets. The above limitations on liquidity of the Funds' portfolio investments could prevent a successful sale and result in the delay of any sale or reduction in the amount of proceeds that might otherwise be realized. Although a Fund will reflect these restrictive factors in the valuation of its investments, no assurance can be given that the estimated values will represent the return that might ultimately be realized by the Funds from the investment. See "VII. Purchases, Redemption and Pricing of Shares - Valuation of Private Equity Investments."

The following language is added to page 23

            B.  Valuation of Private Equity Investments.

            The value for Private Equity Investments cannot be precisely determined. These instruments are valued under procedures established by and under the general supervision of the Company's Board of Directors designed to reflect in good faith the fair value of such investments. Generally, such investments will be valued on a "going concern" basis without giving effect to any disposition costs. Historic cost will generally be the appropriate measure of value for a private equity investment, except where compelling circumstances justify another valuation in the view of the Advisor's Investment Committee. Circumstances which would ordinarily compel serious consideration of the appropriateness of revaluation (but not necessarily compel revaluation itself) would be (i) the pricing obtained for new rounds of financing, particularly financing obtained in significant amounts from new unrelated investors, (ii) the discontinuation of operations or an important component of operations or the commencement of insolvency proceedings, (iii) the reorganization of the issuer or of an important component of its operations, by combination, division or otherwise, (iv) macro factors dramatically influencing or affecting the sector or space generally and across the board (such as information concerning pricing in the public markets), (v) any other factor or set of factors which, when viewed in the totality of the circumstances would compel an investment professional to conclude that there had occurred an objectively verifiable change in the circumstances of the issuer or in the environment which is not likely to be reversed in any relevant time frame and which renders historic cost an obsolete, misleading measure of current value for which there is a readily determined and more reliable measure (as would clearly be the case, for instance, where there is a new round of financing from a new unrelated source or where insolvency proceedings have commenced). Considerable judgment is required in interpreting market data to determine the estimates of value; accordingly, the estimates of value are not necessarily indicative of the amount that could be realized in a market exchange. The Advisor has also adopted a policy with respect to the valuation of publicly traded securities which are restricted. A certain percentage is deducted from the closing public sale price for the relevant security on its principal exchange, based upon the length of time remaining during which the securities held are restricted.

            The Advisor's Investment Committee will review the value of all private equity investments no less frequently than quarterly and will undertake interim reviews and extraordinary reviews as circumstances warrant. However, there can be no assurance that such value will represent the return that might ultimately be realized by a Fund from the investments.